Consolidated Statements of Changes in Equity (Parentheticals) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Equity	$ 35,916	$ 33,256
Cumulative translation adjustments
Equity	(95)	(95)
Additional paid-in capital
Equity	$ 1,128	$ 1,827